ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
Jun. 30, 2016 Unit
Organization And Significant Accounting Policies Details Narrative
Customers exceeded revenues	10.00%
No. of customers	2